4 Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Effect of new accounting standards

The new requirements of IFRS 16 produced the following impacts on the recognition and presentation of lease and rent contracts.

Financial Statements	Classification as IAS17	IFRS 16
Statements of Financial Position
Noncurrent assets	-	Right-of-use asset
Current Liabilities and Noncurrent Liabilities	-	Lease liability
Statements of Income
Operating Costs	Leases and rentals	Amortization of right-of-use asset
Other operating costs and expense	Leases and rentals	Amortization of right-of-use asset
Financial expenses	-	Interest on lease liability
Sttatements of cash flows
Payment of interest on lease liability	-	Operating activities
Payment of principal of lease liability	-	Financing activities